UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-228364-03

Central Index Key Number of Issuing Entity: 0001774409

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2019-2

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-228364

Central Index Key Number of Depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact Name of Sponsor as Specified in its Charter)

Jason Micheletto, Phone: 214-797-3037

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER DRIVE AUTO RECEIVABLES LLC
(Depositor)

Date: September 15, 2021	By:	/s/ Jason Micheletto
	Name:	Jason Micheletto
	Title:	Vice President, Corporate Treasury Reporting